Note 4 - Revenue and Segmental Information - Segment Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 22,448	$ 23,975	$ 33,129
Costs of sales - other	(20,308)	(19,614)	(27,701)
Cost of sales - COVID-19 disruption	(1,881)	0	0
Gross profit	259	4,361	5,428
General and administrative expenses	(13,326)	(9,651)	(4,225)
Gain/(loss) on solar development	(13)	769	1,589
Other income	662	960	432
Depreciation and amortization	(1,620)	(1,453)	(947)
Operating profit/(loss)	(14,038)	(5,014)	2,277
Restructuring and other non-recurring costs	(443)	(2,877)	(3,410)
Finance expense - net	(8,431)	(274)	(2,947)
Profit/(loss) before income tax	(22,912)	(8,165)	(4,080)
Income tax	1,968	138	(742)
Loss for the year	(20,944)	(8,027)	(4,822)
Loss for the year	(21,569)	(7,958)	(5,103)
Assets	69,657	76,512	62,380
Liabilities	(47,691)	(36,094)	(44,490)
Net assets/(liabilities)	21,966	40,418	17,890
Discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	15,200	15,200	14,900
Income tax	149	(24)	29
Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	37,616	40,411	47,986
Costs of sales - other	(34,150)	(34,084)	(40,885)
Cost of sales - COVID-19 disruption	(1,881)	0	0
Gross profit	1,585	6,327	7,101
General and administrative expenses	(14,811)	(11,133)	(5,479)
Gain/(loss) on solar development	(13)	769	1,589
Other income	986	1,512	724
Depreciation and amortization	(2,387)	(2,256)	(1,766)
Operating profit/(loss)	(14,640)	(4,781)	2,169
Restructuring and other non-recurring costs	(443)	(2,880)	(3,410)
Finance expense - net	(8,603)	(411)	(3,149)
Profit/(loss) before income tax	(23,686)	(8,072)	(4,390)
Income tax	2,117	114	(713)
Loss for the year	(21,569)	(7,958)	(5,103)
Critical Power Services segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	20,958	22,396	33,057
Costs of sales - other	(18,804)	(18,322)	(27,681)
Cost of sales - COVID-19 disruption	(1,881)	0	0
Gross profit	273	4,074	5,376
General and administrative expenses	(1,568)	(1,522)	(1,491)
Gain/(loss) on solar development	103	36	41
Other income	662	960	432
Depreciation and amortization	(1,165)	(1,099)	(899)
Operating profit/(loss)	(1,695)	2,449	3,459
Restructuring and other non-recurring costs	45	(24)	(124)
Finance expense - net	(7,470)	1,824	(1,234)
Profit/(loss) before income tax	(9,120)	4,249	2,101
Income tax	1,349	(691)	(14)
Loss for the year	(7,771)	3,558	2,087
Assets	30,878	35,604	38,519
Liabilities	(13,452)	(9,442)	(14,481)
Net assets/(liabilities)	17,426	26,162	24,038
Critical Power Services segment [member] | Discontinued operations [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	15,168	16,436	14,857
Costs of sales - other	(13,842)	(14,470)	(13,184)
Cost of sales - COVID-19 disruption	0	0	0
Gross profit	1,326	1,966	1,673
General and administrative expenses	(1,485)	(1,482)	(1,254)
Gain/(loss) on solar development	0	0	0
Other income	324	552	292
Depreciation and amortization	(767)	(803)	(819)
Operating profit/(loss)	(602)	233	(108)
Restructuring and other non-recurring costs	0	(3)	0
Finance expense - net	(172)	(137)	(202)
Profit/(loss) before income tax	(774)	93	(310)
Income tax	149	(24)	29
Loss for the year	(625)	69	(281)
Solar development segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	185	69
Costs of sales - other	0	0	(20)
Cost of sales - COVID-19 disruption	0	0	0
Gross profit	0	185	49
General and administrative expenses	(80)	(1,309)	(469)
Gain/(loss) on solar development	(139)	733	1,548
Other income	0	0	0
Depreciation and amortization	0	(4)	(45)
Operating profit/(loss)	(219)	(395)	1,083
Restructuring and other non-recurring costs	0	0	(1,296)
Finance expense - net	0	(24)	(9)
Profit/(loss) before income tax	(219)	(419)	(222)
Income tax	0	96	(728)
Loss for the year	(219)	(323)	(950)
Assets	22,505	24,693	22,965
Liabilities	(377)	(767)	(1,697)
Net assets/(liabilities)	22,128	23,926	21,268
Electric Vehicles segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	1,490	1,394	0
Costs of sales - other	(1,504)	(1,292)	0
Cost of sales - COVID-19 disruption	0	0	0
Gross profit	(14)	102	0
General and administrative expenses	(2,578)	(1,923)	0
Gain/(loss) on solar development	0	0	0
Other income	0	0	0
Depreciation and amortization	(443)	(346)	0
Operating profit/(loss)	(3,035)	(2,167)	0
Restructuring and other non-recurring costs	(429)	(631)	0
Finance expense - net	(974)	(1)	0
Profit/(loss) before income tax	(4,438)	2,799	0
Income tax	575	733	0
Loss for the year	(3,863)	(2,066)	0
Assets	14,201	9,027	0
Liabilities	(4,528)	(2,093)	0
Net assets/(liabilities)	9,673	6,934	0
Sustainable Energy Solutions segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	0
Costs of sales - other	0	0	0
Cost of sales - COVID-19 disruption	0	0	0
Gross profit	0	0	0
General and administrative expenses	(1,660)	0	0
Gain/(loss) on solar development	23	0	0
Other income	0	0	0
Depreciation and amortization	(3)	0	0
Operating profit/(loss)	(1,640)	0	0
Restructuring and other non-recurring costs	0	0	0
Finance expense - net	23	0	0
Profit/(loss) before income tax	(1,617)	0	0
Income tax	192	0	0
Loss for the year	(1,425)	0	0
Assets	1,170	0	0
Liabilities	(485)	0	0
Net assets/(liabilities)	685	0	0
Corporate office segment [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	3
Costs of sales - other	0	0	0
Cost of sales - COVID-19 disruption	0	0	0
Gross profit	0	0	3
General and administrative expenses	(7,440)	(4,897)	(2,265)
Gain/(loss) on solar development	0	0	0
Other income	0	0	0
Depreciation and amortization	(9)	(4)	(3)
Operating profit/(loss)	(7,449)	(4,901)	(2,265)
Restructuring and other non-recurring costs	(59)	(2,222)	(1,990)
Finance expense - net	(10)	(2,073)	(1,704)
Profit/(loss) before income tax	(7,518)	(9,196)	(5,959)
Income tax	(148)	0	0
Loss for the year	(7,666)	(9,196)	(5,959)
Assets	903	7,188	896
Liabilities	(28,849)	(23,792)	(28,312)
Net assets/(liabilities)	$ (27,946)	$ (16,604)	$ (27,416)